Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
BALANCE at Dec. 31, 2017	$ 3,761	$ 14,783	$ 64,994	$ (124)	$ (7,710)	$ 75,704
Net income			8,220			8,220
Other comprehensive income (loss)				(1,616)		(1,616)
Reclassification for accounting change			24	(24)
Sale of treasury shares		12			27	39
Stock option expense		165				165
Cash dividends declared			(1,568)			(1,568)
BALANCE at Dec. 31, 2018	3,761	14,960	71,670	(1,764)	(7,683)	80,944
Net income			10,661			10,661
Other comprehensive income (loss)				4,636		4,636
Sale of treasury shares		25			46	71
Stock option expense		266				266
Cash dividends declared			(1,702)			(1,702)
Repurchase of 4,220 shares					(95)	(95)
BALANCE at Dec. 31, 2019	3,761	15,251	80,629	2,872	(7,732)	94,781
Net income			13,755			13,755
Other comprehensive income (loss)				4,483		4,483
Sale of treasury shares		34			61	95
Stock option expense		164				164
Cash dividends declared			(1,668)			(1,668)
Shares cancelled under stock option plan		(11)				(11)
BALANCE at Dec. 31, 2020	$ 3,761	$ 15,438	$ 92,716	$ 7,355	$ (7,671)	$ 111,599